Vessel Operating Expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Expense [Abstract]
Crew wages and related costs	$ 17,202	$ 13,196	$ 11,441
Insurance	2,828	2,260	1,880
Repairs, maintenance and drydocking costs	2,288	2,108	1,764
Spares, stores and provisions	6,939	4,055	3,947
Lubricants	3,296	3,059	2,808
Taxes	303	212	178
Miscellaneous	1,684	1,176	1,110
Total	$ 34,540	$ 26,066	$ 23,128